Income Taxes	12 Months Ended
Mar. 31, 2023
Income Taxes
Income Taxes

10. Income Taxes

The components of income (loss) before income taxes, by geography, consisted of the following:

	Yen in thousands
	For the fiscal years ended March 31,
	2023	2022	2021
Japan	¥78,203	¥(80,543)	¥(11,355)
Singapore	(36,900)	(16,537)	(14,443)
Income (Loss) before income taxes	¥41,303	¥(97,080)	¥(25,798)

Warrantee is subject to national and local income taxes in Japan which, in the aggregate, indicate a statutory rate of approximately 34.59% for the fiscal years ended March 31, 2023, 2022, and 2021. The statutory tax rate in effect for the year in which the temporary differences are expected to reverse is used to calculate the tax effects of temporary differences that are expected to reverse in the future years.

A reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate in Japan for the fiscal years ended March 31, 2023, 2022, and 2021 is as follows:

	Yen in thousands
	For the fiscal years ended March 31,
	2023	2022	2021
Income tax expenses (benefit) at the statutory rate	¥14,286	¥(33,580)	¥(8,923)
Increase (reduction) in taxes resulting from:
Non-deductible share-based compensation expense	1,502	29,047	38,631
Deferred offering costs	(11,449)	(17,323)	(19,707)
Change in valuation allowance	(19,371)	15,982	(15,139)
Different tax rates in different jurisdictions	6,491	2,844	2,541
Disallowed losses	6,273	2,748	2,455
Other	2,268	282	142
Income tax expense	¥—	¥—	¥—

Significant components of deferred tax assets and liabilities are as follows:

	Yen in thousands
	For the fiscal years ended
	March 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	102,559	135,400
Operating lease liabilities	20,980	—
Accrued expenses and reserves	12,209	—
Other	615	2,223
Total deferred tax assets	136,363	137,623
Deferred tax liabilities:
Right-of-use assets	(20,980)	—
Debt issuance costs	(346)	(369)
Other receivables	—	(2,274)
Capitalized software	(64)	(1,011)
Other	(737)	(362)
Total deferred tax liabilities	(22,127)	(4,016)
Less: valuation allowance	(114,236)	(133,607)
Net deferred tax assets	—	—

Due to the Company’s history of net losses and the difficulty in predicting future results, the Company concluded it was not more likely than not that the net operating loss carryforwards would be utilized. Accordingly, it has established a valuation allowance against net deferred tax assets. Significant management judgment is required in determining the Company’s deferred tax assets and liabilities and valuation allowances for purposes of assessing its ability to realize any future benefit from its net deferred tax assets. The Company intends to maintain this valuation allowance until sufficient positive evidence exists to support the reversal of the valuation allowance. Income tax expense recorded in the future will be reduced to the extent that sufficient positive evidence materializes to support a reversal of, or decrease in, the Company’s valuation allowance. The net changes in the total valuation allowance for net deferred tax assets for the fiscal years ended March 31, 2023, 2022, and 2021 consisted of the following:

	Yen in thousands
	For the fiscal years ended March 31,
	2023	2022	2021
Valuation allowance at beginning of year	¥133,607	¥117,625	¥117,527
Additions (deductions)	(19,371)	15,982	(15,139)
Change in statutory tax rate	—	—	15,237
Valuation allowance at end of year	¥144,236	¥133,607	¥117,625

The Company had net operating loss carryforwards of ¥296,499 thousand in Japan as of March 31, 2023, which are available as an offset against future taxable income. These carryforwards are scheduled to expire as follows:

Fiscal years ending March 31,	Yen in thousands
Between 2024 and 2027	¥122,286
Between 2028 and 2031	125,915
2032 and thereafter	48,298
Total	¥296,499

As of March 31, 2023, the Company’s Singapore subsidiary had not generated any revenue and was deemed to be a dormant company under Singaporean tax law. Net operating losses generated in dormant tax year are not allowed to be carryforward to offset future taxable income, as such no tax benefit related to the Singapore net operating loss has been included in the deferred tax assets.

The Company has made no provision for the income taxes on undistributed earnings of a foreign subsidiary since it is the Company’s intention to permanently reinvest such earnings in its foreign subsidiary.

The Company has determined that it is more likely than not that a tax benefit will be sustained, therefore no uncertain tax benefit has been recognized.

For the fiscal years ended March 31, 2023, 2022, and 2021, the Company had no uncertain tax positions anticipated to significantly increase or decrease within 12 months.

Interest and penalties related to income tax matters are recognized as a component of selling, general and administrative expenses in the Consolidated Statements of Income (Loss), if applicable. The Company did not have any interest or penalties associated with any uncertain tax benefits that have been accrued or recognized as of and for the fiscal years ended March 31, 2023, 2022, and 2021.

The Company files national and local income tax returns within Japan and Singapore. As of March 31, 2023, the Company was not, nor had it been, under income tax examination but may be subject to examination in the future. The tax authorities could perform tax examinations on years as early as the tax year ended March 31, 2016.